Net borrowings	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Net borrowings	17. Net borrowings

Accounting policies

Borrowings are initially recognised at fair value net of
transaction costs and are subsequently reported at amortised cost. Certain bonds are designated in fair value hedge
relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on
unadjusted market data.
Bank overdrafts form an integral part of the group’s cash
management and are included as a component of net cash and
cash equivalents in the consolidated statement of cash flows.
Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and
which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.
Net borrowings are defined as gross borrowings (short-term
borrowings and long-term borrowings plus lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.

	2025 $ million	2024 $ million
Bank overdrafts	22	21
Commercial paper	—	479
Bank and other loans	83	76
Credit support obligations	—	14
$600 million 2.125% bonds due 2024(2)	—	600
€500 million 1.750% bonds due 2024	—	535
€600 million 1.000% bonds due 2025	—	641
€500 million 3.500% bonds due 2025	—	534
$500 million 5.200% bonds due 2025(2)	500	—
$750 million 1.375% bonds due 2025(2)	750	—
€850 million 2.375% bonds due 2026	995	—
€500 million floating bonds due 2026	586	—
Fair value adjustment to borrowings	(8)	(15)
Borrowings due within one year	2,928	2,885
$500 million 5.200% bonds due 2025(2)	—	499
$750 million 1.375% bonds due 2025(2)	—	749
€850 million 2.375% bonds due 2026	—	908
€500 million floating bonds due 2026	—	535
£500 million 1.750% bonds due 2026	683	630
$800 million 5.375% bonds due 2026(2)	799	797
€750 million 1.875% bonds due 2027	878	800
€500 million 1.500% bonds due 2027	586	534
$750 million 5.300% bonds due 2027(2)	749	748
$500 million 3.875% bonds due 2028(2)	499	498
£300 million 2.375% bonds due 2028	409	377
€700 million 0.125% bonds due 2028	818	746
£300 million 2.875% bonds due 2029	410	377
€750 million 1.500% bonds due 2029	878	801
$1,000 million 2.375% bonds due 2029(2)	994	993
$1,000 million 2.000% bonds due 2030(2)	996	995
$750 million 5.125% bonds due 2030(1)	748	—
€700 million 3.125% bonds due 2031	821	—
€300 million 3.125% bonds due 2031	353	—

	2025 $ million	2024 $ million
€1,000 million 2.500% bonds due 2032	1,168	1,066
$750 million 2.125% bonds due 2032(2)	745	744
£400 million 1.250% bonds due 2033	543	500
$750 million 5.500% bonds due 2033(2)	745	744
$900 million 5.625% bonds due 2033(2)	895	894
€900 million 1.875% bonds due 2034	1,049	957
$400 million 7.450% bonds due 2035(1)	400	400
€700 million 3.375% bonds due 2035	814	—
$750 million 5.625% bonds due 2035(1)	743	—
$600 million 5.875% bonds due 2036(2)	595	594
£600 million 2.750% bonds due 2038	816	752
$500 million 4.250% bonds due 2042(1)	495	495
$500 million 3.875% bonds due 2043(2)	492	492
€500 million 3.750% bonds due 2044	578	—
Bank and other loans	318	344
Fair value adjustment to borrowings	(197)	(353)
Borrowings due after one year	20,820	18,616
Total borrowings before leases and derivative financial instruments	23,748	21,501
Fair value of cross currency interest rate swaps	(559)	(323)
Fair value of foreign currency swaps and forwards	2	(11)
Fair value of interest rate hedging instruments	210	376
Lease liabilities	653	604
Gross borrowings	24,054	22,147
Less: Cash and cash equivalents	(2,200)	(1,130)
Net borrowings	21,854	21,017
(1)SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a
100% owned subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(2)SEC-registered debt issued on an unsecured basis by Diageo Capital plc, a 100% owned subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(i)The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 16).
(ii)Bonds are stated net of unamortised finance costs of $103 million (2024 – $95 million).
(iii)All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc and no other subsidiary of Diageo plc guarantees such securities.
Gross borrowings before leases and derivative financial instruments are expected to mature as follows:

	2025 $ million	2024 $ million
Within one year	2,928	2,885
Between one and three years	4,662	4,873
Between three and five years	4,159	4,222
Beyond five years	11,999	9,521
	23,748	21,501
During the year, the following bonds were issued and repaid:

	2025 $ million	2024 $ million	2023 $ million
Issued
€ denominated	2,452	535	548
$ denominated	1,491	1,690	1,989
Repaid
€ denominated	(1,816)	(1,167)	—
$ denominated	(600)	(500)	(1,650)
	1,527	558	887
(a) Reconciliation of movement in net borrowings

	2025 $ million	2024 $ million
At beginning of the year	21,017	19,582
Net (increase)/decrease in cash and cash equivalents before exchange	(1,083)	596
Net increase in bonds and other borrowings	898	453
Net (decrease)/increase in net borrowings from cash flows	(185)	1,049
Exchange differences on net borrowings	921	199
Other non-cash items(1)	101	187
Net borrowings at the end of the year	21,854	21,017
(1) In the year ended 30 June 2025, other non-cash items are principally in respect of fair value losses on borrowings of $182 million and an increase in lease liabilities of
$147 million partially offset by gains on cross currency interest rate swaps and interest rate swaps of $183 million and reclassification from assets held for sale of $45 million.
In the year ended 30 June 2024, other non-cash items are principally in respect of fair value losses on borrowings of $116 million and an increase in lease liabilities of
$152 million partially offset by gains of cross currency interest rate swaps and interest rate swaps of $111 million and reclassification of cash to assets held for sale of
$30 million.
(b) Analysis of gross borrowings by currency

	2025		2024
	Cash and cash equivalents $ million	Gross borrowings(1) $ million	Cash and cash equivalents $ million	Gross borrowings(1) $ million
US dollar	1,430	(11,395)	130	(9,590)
Euro(2)	23	(6,164)	59	(5,820)
Sterling	39	(4,408)	29	(4,767)
Canadian dollar(3)	19	(1,049)	33	(81)
Kenyan shilling	58	(233)	55	(295)
Indian rupee	179	(71)	170	(57)
Mexican peso	2	415	34	(261)
Chinese yuan	145	(924)	258	(964)
Other	305	(225)	362	(312)
Total	2,200	(24,054)	1,130	(22,147)
(1)Includes foreign currency forwards and swaps and leases.
(2)Includes $15 million (euro) cash and cash equivalents in cash-pooling arrangements (2024 –
$11 million (euro).
(3)Net investment hedge in Canadian dollar at 30 June 2025.